Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	SMA Relationship Trust
Entity Central Index Key	0001225290
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 10, 2022
Document Effective Date	Jan. 10, 2022
Prospectus Date	Apr. 30, 2021
Series M | Series M
Prospectus:
Trading Symbol	SRTMX